Condensed Consolidated Statement of Changes in Stockholders’ Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Statement of Stockholders' Equity [Abstract]
Gross proceeds	$ 652,000	$ 6,161,505	$ 7,161,504
Issuance costs	$ 137,475	$ 1,460,361	$ 1,955,399